Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in associates accounted for using the equity method a	₨ 783		₨ 780
Carrying amount of the Company's interest in joint venture accounted for using the equity method	261		0
Total investments accounted for using equity method	1,044		780		$ 13
Share of net profit/ (loss) of associate accounted for using the equity method	(8)		(57)	₨ 57
Share of net profit/ (loss) of joint venture accounted for using the equity method	(225)		0	0
Total share of profit (loss) of associates and joint ventures accounted for using equity method	(233)	$ (3)	₨ (57)	₨ 57
SDVerse LLC [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in joint venture accounted for using the equity method	₨ 484
Company's share of equity in the joint venture	27.00%	27.00%